INCOME TAXES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Effective Income Tax Rate Reconciliation [Line Items]
Valuation allowance change amount	$ 2,500,000	$ 1,500,000
Income tax examination description	greater than 50% likely of being realized upon settlement.
Unrecognized tax benefits, income tax penalties and interest accrued	$ 0	$ 0
ISRAEL
Effective Income Tax Rate Reconciliation [Line Items]
Operating loss carryforwards	198,600,000
Federal [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Operating loss carryforwards	26,900,000
Federal [Member] | Expire In Two Thousand Thirty Six [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Operating loss carryforwards	800,000
Federal [Member] | Indefinite Period [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Operating loss carryforwards	26,100,000
State [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Operating loss carryforwards	7,400,000
State [Member] | Expire In Two Thousand Thirty Five [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Operating loss carryforwards	$ 7,400,000